Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net [Abstract]
Schedule Of Intangible Assets
Intangible assets:

	December 31,
	2012	2013

Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,107	8,045

	17,507	17,445

Accumulated amortization:

Technology	2,397	3,625
Trademarks	780	800
Customer relationships	4,521	5,807

	7,698	10,232

Intangible assets, net	$9,809	$7,213

*) Including functional currency translation adjustments related to Brazilian subsidiary.

Schedule Of Estimated Future Amortization Expense
The estimated future amortization expense of purchased intangible assets as of December 31, 2013 is as follows:

December 31,

2014	$2,120
2015	1,852
2016	1,665
2017	1,534
2018 and thereafter	42

$7,213